Taxes - Summary of Tax Losses and Scientific Research and Experimental Development Expenditure (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	$ 77,647	$ 92,396
U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	23,077
Canada [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	54,570
2021 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	203
2022 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	603
2023 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	616
2028 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	1
2029 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	9
2029 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	1
2030 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	414
2030 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	9,221
2031 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	3,026
2031 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	2,442
2032 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	2,084
2032 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	6,518
2033 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	4,807
2033 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	30,139
Expiration Date Two Thousand And Thirty Four | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	7,629
Expiration Date Two Thousand And Thirty Four | Canada [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	4,332
Expiration Date Two Thousand And Thirty Five | U.S. [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	3,685
Expiration Date Two Thousand And Thirty Five | Canada [Member]
Tax Credit Carryforward [Line Items]
U.S. Tax Losses	$ 1,917